Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,294	$ 547	$ 643
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	(28)	(4)	(17)
Reclassification adjustment for gains (losses) included in net earnings	0	9	4
Unrealized gain (loss) on investments and derivatives, net	(28)	5	(13)
Foreign currency translation adjustments	23	(7)	(196)
Minimum pension liability adjustments	(8)	(1)	(1)
Other comprehensive earnings (loss), before tax	(13)	(3)	(210)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(11)	31	(5)
Other comprehensive earnings (loss), net of tax	(2)	(34)	(205)
Comprehensive earnings	1,292	513	438
Net (earnings) loss attributable to noncontrolling interest	(33)	(22)	(19)
Other comprehensive (earnings) losses attributable to noncontrolling interest	1	(19)	32
Comprehensive earnings attributable to FIS common stockholders	$ 1,260	$ 472	$ 451